As filed with the Securities and Exchange Commission on January 31, 1997.
                                                      Registration No. 2-96538
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ---
         Pre-Effective Amendment No.
         Post-Effective Amendment No.   25                                 X
                                      ------                             ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                         ---
         Amendment No:    27
                        ----

                        AMERICAN PENSION INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2303 YORKTOWN AVENUE, LYNCHBURG, VIRGINIA 24501
                 -----------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (804) 846-1361

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            LYNCHBURG, VIRGINIA 24501
                            -------------------------
                     (Name and Address of Agent for Service)

                                   Copies To:
                              Arthur J. Brown, Esq.
                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                               ------------------
It is proposed that this filing will become effective:

         _____    immediately upon filing pursuant to Rule 485(b)
         _____    on ________________ pursuant to Rule 485(b)
         _____    60 days after filing pursuant to Rule 485(a)(i)
         _____    on (date) pursuant to Rule 485(a)(i)
         __X__    75 days after filing pursuant to Rule 485(a)(ii)
         _____    on (date) pursuant to Rule 485(a)(ii)

Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Notice required by Rule 24f-2 for the fiscal year ended May 31, 1996, was filed on July 29, 1996.

                        American Pension Investors Trust
                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

American Pension Investors Trust:  Multiple Index Trust And Treasuries Trust
----------------------------------------------------------------------------

Part A - Prospectus

Part B - Statement of Additional Information

Signature Page

Exhibits

This Post-Effective Amendment does not make changes to the currently effective Prospectuses and Statements of Additional Information of the other series of American Pension Investors Trust.

                        AMERICAN PENSION INVESTORS TRUST:
                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST
                                    FORM N-1A
                              CROSS REFERENCE SHEET


         PART A ITEM NO.                                                    PROSPECTUS
          AND CAPTION                                                        CAPTION
          -----------                                                        -------


1.       Cover Page.............................................      Cover Page

2.       Synopsis................................................     Table of Fund Expenses

3.       Condensed Financial Information.........................     Performance Information

4.       General Description of..................................     Investment Objectives and Policies; Other
         Registrant                                                   Information; Risks and Other Considerations

5.       Management of the Fund..................................     Management of the Funds - Investment
                                                                      Advisory Arrangements, Distribution
                                                                      Arrangements; Custodian, Transfer and
                                                                      Dividend Disbursing Agent

6.       Management's Discussion of Fund.........................     Not Applicable
         Performance

7.       Capital Stock and Other.................................     Fund Shares; Dividends, Other Distribution
         Securities                                                   and Taxes; General Information

8.       Purchase of Securities..................................     Purchase of Fund Shares
         Being Offered

9.       Redemption or Repurchase................................     Redemption of Fund Shares

10.      Pending Legal Proceedings...............................     Not Applicable




                                                                      STATEMENT OF
                                                                      ADDITIONAL
         PART B ITEM NO.                                              INFORMATION
         AND CAPTION                                                  CAPTION
         -----------                                                  ------------
11.      Cover Page..............................................     Cover Page

12.      Table of Contents.......................................     Table of Contents

13.      General Information and.................................     Not Applicable
         History

14.      Investment Objectives and Policies......................     Investment Restrictions; Other Investment
                                                                      Policies; Portfolio Transactions; Appendix

15.      Management of the Fund..................................     Management of the Trust

16.      Control Persons and.....................................     Management of the Trust
         Principal Holders of Securities

17.      Investment Advisory and.................................     Management of the Trust; Distribution of
         Other Services                                               Fund Shares; Custodian, Transfer and
                                                                      Dividend Disbursing Agent; Independent
                                                                      Accountants

18.      Brokerage Allocations and Other Practices...............     Portfolio Transactions

19.      Capital Stock and Other.................................     Fund Shares (in Prospectus)
         Securities

20.      Purchase, Redemption and................................     Pricing and Additional Exchange and
         Pricing of Securities Being Offered                          Redemption Information

21.      Tax Status..............................................     Taxation

22.      Underwriters............................................     Distribution of Fund Shares

23.      Calculation of Performance Data.........................     Performance Information

24.      Financial Statements....................................     Not Applicable



         PART C
         ------

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                              Subject to Completion
                  Preliminary Prospectus Dated January 31, 1997

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST


                                  P.O. Box 2529
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                                 (804) 846-1361
                                 (800) 544-6060


         API Trust ("Trust") is an open-end, management investment company. This Prospectus offers the Consultants Class of shares of the Multiple Index Trust and the Treasuries Trust (each a "Fund"), each a separately managed, diversified portfolio of the Trust ("Trust").


         MULTIPLE INDEX TRUST - This Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies ("underlying funds") whose portfolios mirror those of one index or another of market securities. An investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also, indirectly, similar expenses of the underlying funds.


         TREASURIES TRUST - This Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.


         No assurance can be given that either Fund will achieve its investment objective.


         Shares of the Fund are offered through Yorktown Distributors, Inc. ("Distributors"). The Fund's minimum initial investment is $5,000; subsequent investments must be at least $100.


         This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated April __, 1997, has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference herein. It is available, at no charge, by contacting the Trust at the address or telephone numbers provided above.


         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED AS OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


TABLE OF FUND EXPENSES...................................................3

EXAMPLE..................................................................4

MULTIPLE INDEX TRUST.....................................................6

TREASURIES TRUST.........................................................7

OTHER INFORMATION........................................................8

MANAGEMENT OF THE FUNDS..................................................8

PURCHASE OF FUND SHARES..................................................9

REDEMPTION OF FUND SHARES...............................................13

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES................................14

PERFORMANCE INFORMATION.................................................15

FUND SHARES.............................................................16

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT.......................16

GENERAL INFORMATION.....................................................16

                             TABLE OF FUND EXPENSES


         The following tables are intended to assist investors in understanding the expenses associated with investing in the Funds.


SHAREHOLDER TRANSACTION EXPENSES

                                                                        Multiple                              Treasuries
                                                                      INDEX TRUST                               TRUST
                                                                      -----------                               -----
Maximum sales charge imposed on purchases (as a % of offering
price).....................................................             1.50%(1)                                1.50%(1)
Redemption Fees............................................             None                                    None
Sales load imposed on reinvested dividends.................             None                                    None
Exchange Fees..............................................             None                                    None

ANNUAL FUND OPERATING EXPENSES
(as a % of average net assets)

                                                                        Multiple             Treasuries
                                                                      INDEX TRUST              TRUST
                                                                      -----------              -----

Management Fees............................................              0.70%                  0.40%

12b-1 Fees.................................................              0.00%                  0.00%

Other Expenses(2)..........................................              0.46%                  0.46%
                                                                  -----------------     -----------------

TOTAL FUND OPERATING EXPENSES..............................              1.16%                  0.86%
                                                                  =================     =================


         (1) Sales charge waivers and reduced sales charge purchase plans are available. Purchases of $1 million or more are not subject to an initial sales charge.


         (2) Other Expenses is based on estimated amounts for the current fiscal year.

                                     EXAMPLE


         A Shareholder would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return; (2) deduction at the time of investment of the maximum sales charge of 1.5%; and (3) redemption at the end of each period.


                                  Multiple             Treasuries
                                INDEX TRUST              TRUST
                                -----------              -----

After 1 year                        $27                   $24

After 3 years                       $51                   $42



The Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The tables above and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Funds' shares. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

                              MULTIPLE INDEX TRUST


Investment Objectives And Policies


         The Multiple Index Trust's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in shares of underlying funds whose portfolios mirror those of one index or another of market securities, such as the Standard & Poor's 500 Composite Stock Price Index, the New York Stock Exchange Composite Index, the Nasdaq Composite Index or the Russell 4500 Index. Such funds generally are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in its elimination from the index and consequently the fund.


         The Adviser selects underlying funds in which to invest the assets of the Fund based, in part, upon its analysis of their past performance, their investment objectives, policies, and the relative prospects for performance of the indexes sought to be replicated by the funds. The Adviser also considers other factors in the selection of underlying funds including, but not limited to, the underlying funds' size, cost structure, shareholder services, liquidity and the reputation and stability of their investment advisers. The underlying funds in which the Fund invests may include new funds or funds with limited operating history. Underlying funds in which the Fund may invest may, but normally will not, have the same investment objectives, policies and limitations as the Fund.


         Normally, the Fund will invest in ten to fifteen underlying funds; although the Fund may invest up to 25% of its total assets in any one underlying fund. All of the Trust's series that invest in underlying funds may invest in shares of the same underlying fund; however, the percentage of each series' assets so invested may vary and the Fund and other funds that are affiliates of the Fund may not own more than 3% of an underlying fund's outstanding shares at the time of purchase. In the event the Fund owns more than 1% of an underlying fund's shares, the underlying fund will be obligated to redeem only 1% of the underlying fund's outstanding securities during any period of less than 30 days. Any shares of an underlying fund held by the Fund in excess of 1% of the underlying fund's outstanding shares, therefore, will be considered not readily marketable securities that, together with other such securities, may not exceed 15% of the value of the Fund's net assets. Further, in accordance with the Investment Company Act of 1940 ("1940 Act"), if an underlying fund submits a matter to shareholders for vote, the Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities.


         The Fund intends only to invest in underlying funds that intend to qualify for treatment as regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). If a fund fails to qualify as a RIC it may be subject to federal income tax. No assurance can be given, however, that an underlying fund will qualify as a RIC and the Fund may not sell shares of an underlying fund that does not so qualify.


Risks And Other Considerations

         Any investment in a mutual fund involves risk, and, although the Fund invests in a number of underlying funds, this practice does not eliminate investment risk. Investment decisions by the investment advisers of the underlying funds are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.


         Some of the underlying funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage expenses), may engage in investment practices that entail greater risks or invest in companies whose securities and other investments are more volatile. Moreover, while the Fund has a policy of investing no more than 25% of its total assets in the securities of underlying funds that invest 25% or more of their total assets in any one industry, the Fund, through its investments in underlying funds, indirectly may invest more than 25% of its assets in any one industry. In addition, the underlying funds in which the Fund invests may have policies themselves that, among other things, permit them to invest up to 100% of their assets in securities of foreign issuers and to engage in foreign currency transactions with respect to their investments; invest up to 15% of their net assets in illiquid securities; lend their portfolio securities; borrow money in amounts up to 33% of their assets for investment purposes leverage; invest 25% or more of their total assets in one industry; write (sell) or purchase call or put options on securities or on stock or bond indexes; enter into futures contracts; write (sell) or purchase options on futures contracts; sell securities short; invest up to 5% of their assets in warrants; and invest in convertible securities. The risks associated with certain of these investment practices are described in the Appendix.

         Under certain circumstances, an underlying fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities. Such disposition generally will entail additional costs to the Fund.

         The Fund may purchase shares of underlying funds that impose a front-end sales load and shares of underlying funds that do not impose a front-end sales load. Any underlying fund is currently permitted under the rules of the NASD to impose front-end sales loads as high as 8.5% of the public offering price (9.29% of the net amount invested); provided that it does not also impose an asset-based sales charge. The Adviser anticipates, however, investing the Fund's assets in funds that impose no front-end sales load or impose a front-end sales load on shares purchased by the Fund of no more than 1% of the public offering price of the shares. Fund purchases may often qualify for so-called quantity discounts whereby a lower front-end sales load is applied to purchases of, for example, $50,000 or more. Additionally, where possible, the Adviser will seek to reduce the front-end sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting it to obtain reduced front-end sales loads by aggregating its intended purchases over time; (ii) rights of accumulation, permitting it to obtain reduced front-end sales loads as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced front-end sales loads by aggregating its purchases of several funds within a family of mutual funds. In addition to any front-end sales load imposed by an underlying fund, the underlying fund may impose annual distribution and service fees of up to 1% of the fund's average daily net assets. Moreover, the Fund may invest in shares of underlying funds that are sold with a contingent deferred sales charge of up to 1.0%.

         Front-end sales loads generally are split into the dealer reallowance (which typically comprises at least 80% of the amount of the charge) and the underwriter's retention. Distributors generally will be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Fund. However, Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction, nor will it be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price.

         Investing in the Fund also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the underlying funds. An investor in the Fund should recognize that he may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Fund, he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying funds as well as sales loads and distribution fee expenses.


                                TREASURIES TRUST

         The Treasuries Trust's investment objective is to seek current income while limiting credit risk. Under normal conditions, the Fund invests at least 65% (and normally 100%) of its total assets in obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) that are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Treasury bills, notes and bonds historically have involved little risk of loss of principal if held to maturity. Such securities, however, are subject to variations in market value due to interest rate fluctuations. If interest rates fall, the market value of fixed-income securities tends to rise; if interest rates rise, the market/? value of fixed-income securities tends to fall. Moreover, the longer the remaining maturity of a fixed-income debt security, the greater the effect of interest rate changes on the market value of the security. This market risk affects all fixed-income securities, but U.S. Government securities are generally subject to less market risk.


                                OTHER INFORMATION

         Pending investment, for liquidity or when the Adviser believes market conditions warrant a defensive position, each Fund temporarily may hold cash or invest all or a portion of its assets in money market mutual funds or in money market instruments, including repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a fund if the other party to the repurchase agreement becomes bankrupt, each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Adviser to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees.

         Each Fund may borrow money for temporary purposes from a bank and may engage in reverse repurchase agreements, but not in excess of 10% of its total assets. Each Fund may invest up to 15% of its net assets in securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities. A considerable period may elapse between a Fund's decision to sell such securities and the time when a Fund is able to sell such securities. If, during such a period, adverse market conditions were to develop, a Fund may obtain a less favorable price than prevailed when it decided to sell.

         Each Fund's investment objective and certain investment limitations, as described in the statement of additional information, are fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. All other investment policies, unless otherwise noted, are nonfundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

         The Adviser anticipates that the annual portfolio turnover rate for each Fund will not exceed 100%, but may vary from year to year, and will not be a limiting factor when the Adviser deems portfolio changes appropriate. A high portfolio turnover rate (100% or more), whether incurred by a Fund or an underlying fund (Multiple Index Trust only), involves correspondingly greater transaction costs, which will be borne directly by the Fund or underlying fund (Multiple Index Trust only), and increases the potential for short-term capital gains and taxes.


                             MANAGEMENT OF THE FUNDS

Investment Advisory Arrangements

         The Trust's Board of Trustees has overall responsibility for the operation of the Trust. Pursuant to that responsibility, the Board has selected the Adviser to act as investment adviser and administrator for the Funds. The Adviser supervises all matters relating to the operation of each Fund and is responsible for making investment decisions for each Fund, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

         The Adviser receives a monthly fee for its services, calculated daily, payable at an annual rate of 0.70% of the average daily net assets of the Multiple Index Trust and at an annual rate of 0.40% of the average daily net assets of the Treasuries Trust. Each Fund incurs various other expenses in its operations, such as custody and transfer agency fees, brokerage commissions, professional fees, expenses of board and shareholder meetings, fees and expenses relating to the registration of its shares, taxes and governmental fees, fees and expenses of the trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in litigation.

         The Adviser is located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501 and is controlled by David D. Basten. In addition, Mr. Basten currently serves as each Fund's portfolio manager. He is also the portfolio manager of the Trust's other Series.

         The Adviser places orders for the purchase and sale of portfolio investments for a Fund's account with brokers or dealers, selected by it in its discretion, including Distributors. With respect to the Multiple Index Trust, where Distributors acts as the dealer with respect to the purchases of load fund shares, it will retain dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributors may not be designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event Distributors is unable to act as dealer with respect to a particular transaction, the Adviser will direct such order to another broker-dealer. Factors in the selection of such a broker-dealer include the receipt of research, analysis and advice and similar services and the sale of Fund shares by such broker-dealer. Distributors also may receive distribution payments from the underlying funds or their underwriter in accordance with the Rule 12b-1 distribution plans of those funds.


Distribution Arrangements

         Distributors is the distributor of shares of the Funds and is located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501. Distributors is an affiliate of the Adviser and is controlled by David D. Basten. As distributor, Distributors collects the sales charges imposed on purchases of shares and reallows the sales charge to brokers that have sold such shares in accordance with the schedule set forth below under "Purchase of Fund Shares."

         Distributors may also pay certain broker-dealers, banks, fiduciaries, custodians for public funds and investment advisers a fee for distribution, administrative or other services. In addition, Distributors may provide additional incentives to brokers that sell shares of the Funds. In some instances, these incentives may be offered only to brokers which have sold or may sell significant amounts of shares. Brokers may also be named the dealer of record on underlying fund shares purchased by the Multiple Index Trust, with the result that those brokers could receive commissions or fees from the underwriters of those underlying funds. These commissions could be paid as long as the Multiple Index Trust held the underlying fund shares in its portfolio.

         Applicable banking laws prohibit certain deposit-taking institutions from underwriting or distributing securities. There is currently no precedent prohibiting banks from performing administrative services in connection with the distribution of Fund shares. If a bank were prohibited from performing such administrative services, its shareholder clients would be permitted to remain shareholders of the Funds and alternate means of servicing such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                             PURCHASE OF FUND SHARES

How Shares May Be Purchased

      The public offering price of each Fund's shares is the net asset value per share plus an initial sales charge next determined after receipt by Fund Services, Inc., the Funds' transfer agent, of a completed and signed purchase application together with a check to cover the purchase. The initial sales charge is calculated as follows:


                                                                     Sales Charge as
                                                                      Percentage of               Discount to
                                                                      -------------              Selected Dealers
                                                                 Offering        Net             as Percentage
AMOUNT OF PURCHASE AT THE PUBLIC OFFERING PRICE                    PRICE      INVESTMENT       OF OFFERING PRICE
-----------------------------------------------                    -----      ----------       -----------------

Less than $100,000........................................         1.50%         1.52%               1.50%
$100,000 but less than $250,000...........................         1.00%         1.01%               1.00%
$250,000 but less than $1 million.........................         0.50%         0.50%               0.50%
$1 million or more........................................         0.00%         0.00%               0.00%



         Investors who are purchasing shares of both Funds may combine those purchases to receive a reduced sales charge. Investors who already own shares in one or both Funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

         Investors may also qualify for a lower sales charge when they combine their purchases with those of:


             o    their spouses, parents or children under age 21;

             o    their Individual Retirement Accounts (IRAs);

             o    certain employee benefit plans, including 401(k) plans;

             o    any company controlled by the investor;

             o    trusts created by the investor;

             o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of individuals for the benefit of the investors' children; or accounts with the same adviser.

         Employers who own shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

         The sales charge will not apply when the investor:

             o is an employee, director, trustee or officer of the Adviser, its affiliates or the Trust;

             o    is the spouse, parent or child of any of the above;

             o    is  an  employer   establishing  an  employee   benefit  plan
                  qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or section 403(b) of the Code. (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by the Adviser.);

             o is a registered investment adviser, bank or trust company; acquires shares of a Fund through an investment program that is not sponsored by Distributors or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with Distributors permitting the sale of shares at net asset value to that program; or

             o acquires shares in connection with a reorganization pursuant to which a Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

         Application forms for the purchase of Fund shares can be obtained from Distributors or from a broker-dealer that has entered into an agreement with Distributors. Each Fund's minimum initial investment is $500 and the minimum for additional investments is $100. An exception to these minimums is granted for investments made pursuant to special plans or if approved by Distributors. In addition to the front-end sales charge imposed by a Fund, a broker-dealer may charge its client a fee for selling Fund shares. A broker-dealer is responsible for the prompt transmission of a purchase order to the Fund's transfer agent. The Trust and Distributors reserve the right to reject any purchase order.

         When shares of the Fund are initially purchased, an account with that Fund is automatically established for the shareholder. Any shares of that Fund subsequently purchased or received as a distribution are credited directly to the shareholder account. No share certificates are issued unless specifically requested in writing to the Trust. Certificates are issued in full shares only. In addition, no certificates are issued for shares purchased by check until 15 business days have elapsed, unless the Trust is reasonably assured that payment for the shares has been collected. There is no charge for certificate issuance.


Systematic Investment Plan

         Shareholders may purchase Fund shares through a Systematic Investment Plan. Under the Plan, Fund Services, Inc., at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $100 or more (subject to the $5,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly or quarterly. The purchase of Fund shares will be effected at their offering price at the close of normal trading on the New York Stock Exchange, Inc. ("NYSE") on or about the 15th day of the month. To obtain an application for the Systematic Investment Plan, write to Distributors at the address shown on the back cover of this Prospectus.


Exchange Privileges

         Shares of each Fund may be exchanged for shares of the Trust's series listed below without an exchange fee. The Trust's series with which exchanges may be made are:

         Capital Income Fund, which seeks primarily high current income and secondarily growth of capital and income. Like the Multiple Index Trust, the Capital Income Fund seeks to achieve its investment objective by investing in shares of underlying funds.

         Growth Fund, which seeks growth of capital. Like the Multiple Index Trust, the Growth Fund seeks to achieve its investment objective by investing in shares of underlying funds.

         T-1 Treasury Trust, which seeks current income while limiting credit risk. The T-1 Treasury Trust seeks to achieve its objective by investing in U.S. Treasury securities with remaining maturities of one year or less.

         Yorktown Classic Value Trust, which primarily seeks growth of capital and seeks income as a secondary objective. The Yorktown Classic Value Trust seeks to achieve these objectives by investing primarily in equity securities which the adviser believes are undervalued in relation to the quality of the securities and the long-term earning power of their issues, regardless of short-term indicators.

         Shareholders must place exchange orders in writing with the transfer agent, Fund Services, Inc., P.O. Box 26305, Richmond, Virginia 23260. Telephone exchanges are not available. All permitted exchanges will be effected based on the net asset value per share of each Fund that is next computed after receipt by the transfer agent of the exchange request in "good order."

        An exchange request is considered in "good order" only if:

        1.  The   dollar   amount  or  number  of  shares  to  be
            purchased is indicated.

        2. The written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account.

        3. Where share certificates have been issued, the written request is accompanied by the certificates for shares to be redeemed, properly endorsed in form for transfer, and either the share certificates or separate instructions of assignment (stock powers) signed by each registered owner and co-owner exactly as the shares are registered.

        4. The signatures on the written exchange request and on any share certificates (or on accompanying stock powers) are guaranteed by a bank, broker, dealer, municipal securities dealer, municipal securities broker, government securities dealer, government securities broker, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees from a notary public are not acceptable.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request. In addition, exchanges are only available in states where they may legally be made.

         The Trust reserves the right to terminate or modify the exchange offer described herein and will give shareholders 60 days' notice when required by SEC rules. (See the Statement of Additional Information for further details.) Before making any exchange, shareholders should contact Distributors or their broker to obtain more information about exchanges and prospectuses of the Trust's series to be acquired through the exchange. For tax purposes, an exchange is treated as a redemption and a subsequent purchase. Any capital gains or losses on the shares exchanged should be reported for tax purposes. The price of the acquired shares is the new cost basis for income tax purposes.


Determining Net Asset Value

         The net asset value of each Fund is determined as of the close of normal trading (currently 4:00 p.m. eastern time) on the NYSE each day that the NYSE is open for business. The net asset value per share is computed by dividing the value of a Fund's securities plus any cash and other assets (including dividends accrued but not yet collected) minus all liabilities (including accrued expenses) by the total number of a Fund's shares outstanding.

         The assets of the Multiple Index Trust consist primarily of shares of open-end and closed-end funds. Shares of open-end funds are valued at their respective net asset values under the 1940 Act. An open-end fund values securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost or penny-rounding methods to value their securities. Shares of closed-end funds that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Shares of closed-end funds traded in the OTC market and listed on Nasdaq are valued at the last trade price on Nasdaq at 4:00 p.m., eastern time; other shares traded in the OTC market are valued at the last bid price available to valuation.

        Other assets of the Multiple Index Trust and assets of the Treasuries Trust are valued based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


                            REDEMPTION OF FUND SHARES


How Shares May Be Redeemed

         Shares of either Fund may be redeemed by mailing redemption requests to the Fund's transfer agent, Fund Services, Inc., at P.O. Box 26305, Richmond, Virginia 23260. Upon receipt at the offices of Fund Services, Inc. of a redemption request in "good order," as described in "Exchange Privileges" above, the shares will be redeemed at the net asset value per share computed at the close of normal trading on the NYSE on that day. Redemption requests received after the close of normal trading will be executed at the net asset value per share next computed. The signature(s) on all redemption requests of $10,000 or more must be guaranteed as described above.

         Redemption proceeds will be forwarded by check within five days of the receipt of a redemption request. If the shares to be redeemed were paid for by check, then to allow clearance the redemption proceeds may be delayed for up to 15 days after the purchase date. The redemption proceeds may be more or less than the original cost.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Distributors, your broker or Fund Services, Inc.

         Because of the high cost of maintaining small accounts, the Trust reserves the right to redeem shareholder accounts of less than $100 net asset value resulting from redemptions or exchanges. If the Trust elects to redeem such shares, it will notify the shareholder of its intention to do so and provide the shareholder with the opportunity to increase the amount invested to $100 or more within 30 days of notice.


Systematic Withdrawal Plan

         An investor who has made an initial investment of at least $10,000 in a Fund or otherwise has accumulated shares valued at no less than $10,000 is eligible for a Systematic Withdrawal Plan. If so eligible, the investor may arrange for fixed withdrawal payments (minimum payment - $100; maximum payment - 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments are made to the investor or to the beneficiaries designated by him. An investor is not eligible for a Systematic Withdrawal Plan if he is making regular purchase payments pursuant to the Systematic Investment Plan described above.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


Dividends and Other Distributions

         Dividends from each Fund's net investment income, if any, are distributed at least quarterly. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized from the sale of portfolio securities is distributed at least annually. Unless the Trust receives instructions to the contrary from a shareholder before the record date, it will be assumed that the shareholder wishes to receive both dividends and capital gain distributions declared by a Fund in additional shares of the appropriate Fund. Instructions continue in effect until the Trust is notified in writing that a change is desired. All reinvested dividends and capital gain distributions are reinvested in additional shares of the appropriate Fund on the payment date at those shares' net asset value on that day. Account statements are mailed to shareholders evidencing each reinvestment.


Taxation of the Funds

         Each Fund is treated as a separate corporation for federal income tax purposes and intends to qualify for treatment as a RIC under the Code, so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders. To the extent, however, that a Fund does not distribute to its shareholders by the end of any calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts, a 4% excise tax will be imposed on that Fund.


Taxation of Underlying Funds

         The Multiple Index Trust intends only to invest in underlying funds that intend to qualify as RICs under the Code. No assurance can be given, however, that an underlying fund will qualify as a RIC. If an underlying fund fails to qualify as a RIC, it may be subject to federal income tax.


Taxation of Shareholders

         Shareholders, other than tax-exempt entities (including those that hold shares pursuant to qualified retirement plans), are subject to current taxation on dividends paid, and capital gain distributions made, by a Fund. Dividends from a Fund's investment company taxable income are taxable as ordinary income to its shareholders, whether received in cash or in additional Fund shares to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain are taxable as long-term capital gain to its shareholders, whether received in cash or in additional Fund shares, regardless of the period of time the shares have been held.

         If the Multiple Index Trust realizes gain from the disposition of shares of any underlying fund held by the Multiple Index Trust as capital assets for more than one year, or if the Multiple Index Trust receives a distribution from any underlying fund that is designated as a capital gain distribution (regardless of how long the Multiple Index Trust held the shares thereof), the amount of that gain or distribution, respectively, is included in any capital gain distribution made by the Multiple Index Trust to its shareholders. Any other gain on disposition of shares of an underlying fund and any other distribution received therefrom is included in the Multiple Index Trust's investment company taxable income.

         Each Fund advises its shareholders of the tax status of distributions following the end of each calendar year. Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Such withholding is also required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on the shares). Similar tax consequences will result upon an exchange of shares of one Fund for shares of another Fund. In addition, if shares of a Fund are bought within 30 days before or after selling other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         The foregoing is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. Investors therefore are urged to consult their own tax advisers.


Qualified Retirement Plans

         An investment in shares of either Fund may be appropriate for individual retirement accounts, tax deferred annuity plans under section 403(b) of the Code, self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans and other qualified retirement plans (including section 401(k) plans). Capital gain distributions and dividends received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with Distributors and the employer.


                             PERFORMANCE INFORMATION

         From time to time, quotations of each Fund's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000, assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return reflects deduction of a Fund's minimum initial sales charge at the time of purchase. Standardized Return also assumes that all dividends and capital gain distributions were reinvested in shares of a Fund.

         In addition, other total return performance data ("Non-Standardized Return") regarding a Fund may be included in advertisements, sales literature or shareholder reports. Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation), and it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. Non-Standardized Return may consist of cumulative returns, annual rates, year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in a Fund for various periods. Average annual total return refers to the annual compound rate of return of an investment in a Fund. Non-Standardized Return does not reflect deduction of a Fund's initial sales charge and would be lower if such charge was included.

         The Treasuries Trust may also advertise its yield. Yield reflects investment income net of expenses over a 30-day period on a share, expressed as an annualized percentage of the net asset value per share at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income.

         Each Fund's performance is increased to the extent that the Adviser has waived all or a portion of its advisory fee or reimbursed all or a portion of a Fund's expenses. Total return and yield figures are based on historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.


                                   FUND SHARES

         The Trust is registered with the SEC as an open-end, management investment company and was organized as a Massachusetts business trust by a Declaration of Trust dated March 1, 1993. The Trust currently consists of seven separate series: the Multiple Index Trust, the Treasuries Trust, the Growth Fund, the Capital Income Fund, the T-1 Treasury Trust, the Yorktown Classic Value Trust and the Yorktown Value Income Trust. The Board of Trustees may elect to add additional series to the Trust in the future.

         The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend, liquidation and noncumulative voting rights. The shares of the Fund will be voted separately except when an aggregate vote of all of the Trust's portfolios is required by the 1940 Act or otherwise.

         The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Under the 1940 Act shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose.


                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the Fund's custodian. Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, is the Trust's transfer and dividend disbursing agent.


                               GENERAL INFORMATION

         Fund shareholders are kept informed through semi-annual and annual reports. Any inquiries should be directed in writing to the Trust at P.O. Box 2529, 2303 Yorktown Avenue, Lynchburg, Virginia 24501. Shareholders may direct general telephone inquiries to the Trust at the numbers listed on the back cover of this Prospectus. Telephone inquiries regarding shareholder account information should be directed to the Trust's transfer agent at the number listed on the back cover to this Prospectus.

EXECUTIVE OFFICES
American Pension Investors Trust
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

INVESTMENT ADVISER
Yorktown Management & Research Company, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

DISTRIBUTOR
Yorktown Distributors, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

TRANSFER AND DIVIDEND
DISBURSING AGENT
Fund Services, Inc.
P.O. Box 26305
Richmond, Virginia 23260
(800) 628-4077

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey  08540-6231

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

         No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the Trust or its distributor. This Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST
                                  P.O. Box 2529
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                                 (804) 846-1361
                                 (800) 544-6060

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

         This Statement of Additional Information sets forth information regarding API Trust ("Trust") and two of its series: the Multiple Index Trust and the Treasuries Trust (each a "Fund"). Yorktown Management and Research Company, Inc. ("Adviser") furnishes administrative and advisory services to the Trust and the two Funds; Yorktown Distributors, Inc. ("Distributors") serves as the distributor of Fund shares.


                       -----------------------------------


         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus of the Funds dated April _, 1997. The Prospectus may be obtained from:

                           Yorktown Distributors, Inc.
                       2303 Yorktown Avenue, P.O. Box 2529
                            Lynchburg, Virginia 24501



                       -----------------------------------




                                  April _, 1997

                         TABLE OF CONTENTS

                                                                      Page

GENERAL ................................................................1

INVESTMENT RESTRICTIONS AND POLICIES....................................1
     Repurchase Agreements..............................................2
     Ratings of Debt Obligations........................................3
     Reverse Repurchase Agrements.......................................3
     Bank Obligations...................................................3
     Commercial Paper...................................................4
     Lending of Portfolio Securities....................................4
     Convertible Securities.............................................4
     Illiquid Securities................................................5
     Foreign Securities.................................................5
     Foreign Currency Transactions......................................6
     Industry Concentration.............................................6
     Options Activities.................................................6
     Futures Contracts..................................................7
     Options on Futures Contracts.......................................8
     Short Sales........................................................9
     Warrants..........................................................10

MANAGEMENT OF THE TRUST................................................10
     Investment Adviser and Administrator..............................10
     Trustees and Officers.............................................12

DISTRIBUTION OF FUND SHAERS............................................13

PORTFOLIO TRANSACTIONS.................................................14

PRICING AND ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION.............15
     Determining Net Asset Value.......................................15
     Additional Exchange and Redemption Information....................15

PERFORMANCE INFORMATION................................................16
     Total Return Calculations.........................................16
     Yield.............................................................17
     Other Information.................................................17

TAXATION...............................................................18

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT.....................19

INDEPENDENT ACCOUNTANTS...............................................19

OTHER INFORMATION.....................................................19

APPENDIX..............................................................21

                                    GENERAL
                                    -------

         The Trust was organized as a Massachusetts business trust in January 1985 under the name American Pension Investors Trust and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company and consists of seven series, each with a different investment objective. In addition to the two series covered in this Statement of Additional Information, the Trust consists of five additional series, the Growth Fund, the Capital Income Fund, T-1 Treasury Trust, the Yorktown Classic Value Trust and the Yorktown Value Income Trust.

         The following information supplements the discussion of each Fund's investment objective and policies found in the Funds' Prospectus.


                      INVESTMENT RESTRICTIONS AND POLICIES
                      ------------------------------------

         The following investment restrictions are fundamental and, like the Funds' investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Each Fund may not:

         1. Purchase securities of any one issuer if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation and provided that this limitation does not apply to U.S. Government securities or to securities issued by other open-end investment companies;

         2. Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (a) the Multiple Index Trust will invest at least 25% of its total assets in securities issued by other open-end investment companies and
(b) this limitation does not apply to U.S.
Government securities;

         3.       Purchase or sell real estate;

         4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell interest rate, stock index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies for hedging purposes;

         5. Make loans, except when (a) purchasing a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund's total assets;

         6. Borrow money, except to the extent permitted by the Investment Company Act of 1940 ("1940 Act");

         7. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

         8. Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and to issue additional classes of securities that the Board of Trustees may establish, provided that the Fund's use of options, futures contracts and options thereon, and currency-related contracts will not be deemed senior securities for this purpose.

         The following investment restrictions are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:

         1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

         2. Make short sales of securities or purchase securities on margin, except (a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities and (b) in connection with the Fund's use of options, futures contracts and options on future contracts; or

         3. Borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets, provided the Fund may not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

         If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the foregoing fundamental and non-fundamental restrictions. The Funds have no current intention of engaging in any of the activities listed in fundamental investment restriction 4 during the coming year.

         The underlying funds in which the Multiple Index Trust invests may, but need not, have the same investment objective, policies or limitations as the Multiple Index Trust.

Repurchase Agreements
---------------------

         The Funds may enter into repurchase agreements secured by U.S. Government securities with U.S. banks and dealers. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. An open-end investment company ("underlying fund") in which the Multiple Index Trust may also invest may enter into repurchase agreements with banks and broker-dealers.

Ratings of Debt Obligations
---------------------------

         Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P") are private services that provide ratings of the credit quality of debt obligations. A description of ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. These ratings represent Moody's and S&P's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its ratings may be reduced below the minimum rating required for purchase by an underlying fund.

Reverse Repurchase Agreements
-----------------------------

         Although they have no intention of doing so during the coming year, each Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain with its custodian in a segregated account cash, U.S. government securities or other liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

Bank Obligations
----------------

         The Funds may invest in instruments (including certificates of deposit and bankers' acceptances) of U.S. banks and savings associations that are insured by the Federal Deposit Insurance Corporation. To the extent a Fund invests more than $100,000 in a single bank or savings and loan association, the investment is not protected by federal insurance.

         A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

Commercial Paper
----------------

         The Funds temporarily may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated Prime-l by Moody's or A-l by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of Aa or better by Moody's or AA or better by S&P or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. (See the Appendix to this Statement of Additional Information for more information on ratings assigned to commercial paper.)

Lending of Portfolio Securities
-------------------------------

         Each Fund may lend portfolio securities constituting up to 5% of its net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities that is maintained with the Trust's custodian while portfolio securities are on loan and (2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote were considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Convertible Securities
----------------------

         An underlying fund may invest in a convertible security which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

         The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

llliquid Securities
-------------------

         An open-end fund may invest up to 15% of its net assets in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. A closed-end fund may invest without limit in such securities. A considerable period may elapse between an underlying fund's decision to sell securities and the time when the fund is able to sell such securities. If, during such a period, adverse market conditions were to develop, the underlying fund might obtain a less favorable price than prevailed when it decided to sell.

Foreign Securities
------------------

         An underlying fund may invest up to 100% of its assets in securities of foreign issuers. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. These risks often are heightened to the extent an underlying fund invests in issuers located in emerging markets or a limited number of countries.

         Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficient and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the NYSE is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Fund.

         Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

Foreign Currency Transactions
-----------------------------

         In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the requires amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign currencies. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

Industry Concentration
----------------------

         An underlying fund may concentrate its investments (invest 25% or more of its total assets) within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

Options Activities
------------------

         An underlying fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

         An underlying fund may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

         An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

         A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue.

         An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts
-----------------

         An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

         A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist at any particular time.

Options on Futures Contracts
----------------------------

         An underlying fund may purchase and write (sell) put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

         As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Short Sales
-----------

         An underlying fund may sell securities short. In a short sale, the fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral
(1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

         A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

         A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Warrants
--------

         An underlying fund may invest in warrants, which are options to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.


                             MANAGEMENT OF THE TRUST
                             -----------------------

Investment Adviser and Administrator
------------------------------------

         Yorktown Management & Research Company, Inc. provides investment advisory and administrative services for the Funds and the Trust pursuant to an Investment Advisory and Administrative Services Agreement ("Advisory Agreement"). The Adviser is controlled, as a result of stock ownership, by David
D. Basten. Mr. Basten is a trustee and officer of the Trust.

         The Advisory Agreement provides that, subject to overall supervision by the Board of Trustees, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of each Fund, obtain and evaluate pertinent economic data relative to the investment policies of each Fund, place orders for the purchase and sale of securities on behalf of each Fund, and report to the Board of Trustees periodically to enable them to determine that the investment policies of each Fund and all other provisions of this Advisory Agreement are being properly observed and implemented. Under the terms of the Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating services including, but not limited to, bookkeeping, office space and equipment, executive and clerical personnel, and telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser's obligations under the Advisory Agreement.

         The Advisory Agreement provides that it will remain in effect for two years and may be renewed from year to year thereafter with respect to a Fund, provided that renewal is specifically approved at least annually by the affirmative vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of that Fund. In either case, renewal of the Advisory Agreement must be approved by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. Any approval of the Advisory Agreement or the renewal thereof with respect to a Fund shall be effective to continue the Advisory Agreement with respect to that Fund notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other series of the Trust or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement may be terminated as to a Fund, without penalty, by the Board of Trustees or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days written notice to the Adviser or by the Adviser on 60 days written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

Trustees and Officers
---------------------

         Information concerning the trustees and officers of the Trust is set forth below:


 Name, Age, Position(s) Held                          Principal Occupation(s)
 WITH THE TRUST AND ADDRESS                           DURING PAST FIVE YEARS
 --------------------------                           ----------------------

 David D. Basten; 45 *                                President and Director, Yorktown Management &
 President and Trustee                                Research Company, Inc.; President and Director,
 P.O. Box 2529                                        Yorktown Distributors, Inc.; President,
 2303 Lynchburg Avenue                                Yorktown Financial Corp. (insurance); Vice
 Lynchburg, Virginia 24501                            President, The Travel Center of Virginia, Inc.;
                                                      Partner, The Rivermont Company (real estate);
                                                      Partner, Maban Enterprises (real estate
                                                      development); Managing Partner, Basten-Mason
                                                      Properties (real  estate);   Managing
                                                      Partner, D.A.D., A Virginia General
                                                      Partnership (real estate). He is the brother
                                                      of Louis B. Basten, III.

 Louis B. Basten, III; 53*                            Secretary/Treasurer and Director, Yorktown
 Secretary/Treasurer and Trustee                      Management & Research Company, Inc.;
 P.O. Box 2529                                        Secretary/Treasurer and Director, Yorktown
 2303 Yorktown Avenue                                 Distributors, Inc.; President, Mid-State
 Lynchburg, Virginia 24501                            Insurance; Secretary/Treasurer, The Travel
                                                      Center of Virginia, Inc.; Managing Partner, The
                                                      Rivermont Company (real estate). He is the
                                                      brother of David D. Basten.

 Mark A. Borel; 44                                    President, Borel Construction Company, Inc.;
 Trustee                                              President, River Properties, Inc. (real
 P. O. Box 640                                        estate); President, MOBOWAD, Inc. (real
 Lynchburg, Virginia  24505                           estate); Vice President/Secretary, BOWAD, Inc.
                                                      (real estate); Partner, James Riviera, L.L.C.
                                                      (real estate)

 Stephen B. Cox; 48                                   Vice-President of Operations, Span America
 Trustee                                              Medical Systems, Inc. (medical equipment
 Route 5, Box 284                                     supplier)
 Bedford, Virginia 24523



 Name, Age, Position(s) Held                          Principal Occupation(s)
 WITH THE TRUST AND ADDRESS                           DURING PAST FIVE YEARS
 --------------------------                           ----------------------
 G. Edgar Dawson III; 40                              Shareholder, Officer and Director, Petty,
 Trustee                                              Livingston, Dawson, Devening & Richards, P.C.
 725 Church Street                                    (law firm); prior to January 1995, he was a
 Suite 1300                                           partner at the same firm.
 Lynchburg, Virginia 24505

 Wayne C. Johnson; 43                                 Director of Personnel, C.B. Fleet Company, Inc.
 Trustee                                              (pharmaceuticals)
 Route 2, Box 438
 Forest, Virginia  24551

 Charles D. Foster; 36                                Chief Financial Officer, Yorktown Management &
 Chief Financial Officer                              Research Company, Inc.; Chief Financial
 P.O. Box 2529                                        Officer, Yorktown Distributors, Inc.
 2303 Yorktown Avenue
 Lynchburg, Virginia 24501

 M. Dennis Stratton; 33                               Controller, Yorktown Management & Research
 Controller                                           Company, Inc.; Controller, Yorktown
 P.O. Box 2529                                        Distributors, Inc.
 2303 Yorktown Avenue
 Lynchburg, Virginia 24501


-----------------------------

* "Interested Person" as that term is defined in the 1940 Act by virtue of his positions with the Trust, the Adviser and Distributors or family relationships to such persons.

         On January 1, 1997, the trustees and the officers of the Trust as a group owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Trust. The Trust pays trustees who are not "interested persons" of the Trust $900 per meeting of the board. For the fiscal year ended May 31, 1996, no Trustee received any compensation from the Trust. For the fiscal year ended May 31, 1996, Messrs. Borel and Johnson each received total compensation from the Trust amounting to $3,600. There are no pension or retirement benefits accrued as part of the Trust's expenses and there are no estimated annual benefits to be paid upon retirement. Because the Adviser performs substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of the Adviser currently receives any compensation from the Trust for acting as a trustee or officer.

                           DISTRIBUTION OF FUND SHARES
                           ---------------------------

         Yorktown Distributors, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia, acts as distributor of shares under a distribution agreement with the Trust dated December 28, 1990 ("Distribution Agreement") that requires Distributors to use its best efforts to sell shares of the Funds. Shares of the Funds are offered continuously.

         Distributors may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or distribution payments on purchases by the Multiple Index Trust of shares of underlying funds sold with a sales load and/or which have a distribution plan.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

         Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for the execution of the Funds' portfolio transactions. In executing portfolio transactions, the Adviser seeks to obtain the best net results for the Funds. With respect to purchases of shares of underlying funds subject to a front-end sales load at the time of purchase ("load fund shares"), the Adviser anticipates directing, to the extent possible, substantially all of the orders to Distributors. Where Distributors acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributors is not designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event Distributors is unable to execute a particular transaction, the Adviser will direct such order to another broker-dealer.

         Distributors may assist in the execution of Fund portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. These payments are separate from the dealer reallowances noted above.

         Distributors may retain brokerage commissions on portfolio transactions of underlying funds held in the portfolio of Multiple Index Trust, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to Distributors on such transactions is not a factor considered by the Adviser in selecting an underlying fund for investment.

         Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. The Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Adviser anticipates investing all of the assets of the Managed Index Trust in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1% of the public offering price. The Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

         A factor in the selection of brokers is the receipt of research, analysis, advice and similar services. The extent to which commissions reflect an element of value for research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser places the Funds' portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Any research and other services provided by brokers to the Adviser or the Funds is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement.

         Another important factor in the selection of brokers is the sale of Fund shares. Where all major factors are equal, the fact that a broker has sold Fund shares may be considered in placing portfolio transactions.

         The Trust expects that purchases and sales of money market instruments will usually be principal transactions and purchases and sales of other debt securities may be principal transactions. Thus, the Funds will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

         Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

         The portfolio turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

            PRICING AND ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION
            ----------------------------------------------------------

Determining Net Asset Value
---------------------------

         The net asset value per share of a Fund is determined as of the close of normal trading (currently 4:00 p.m., eastern time) on the New York Stock Exchange, Inc. ("NYSE") on each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Additional Exchange and Redemption Information
----------------------------------------------

         Shareholders will receive at least 60 days notice of any termination or material modification of the exchange privilege described in the prospectus, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

         Each Fund will redeem its shares at the net asset value per share next determined after receipt of a request for redemption that is in "good order." Redemptions or repurchases may be suspended at times (i) when the NYSE is closed (other than customary weekends and holidays) or trading on the NYSE is restricted, (ii) when an emergency exists (as determined by the SEC) making disposal of portfolio securities or the valuation of the assets of the Funds not reasonably practicable or (iii) as the SEC may otherwise permit.

                            PERFORMANCE INFORMATION
                            -----------------------

         The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Total Return Calculations
-------------------------

         Average annual total return quotes ("Standardized Return") used in the Funds' Performance Advertisements are calculated according to the following formula:

         n
         P (1 + T)    =    ERV
where:   P            =    a hypothetical initial payment of $1,000
         T            =    average annual total return
         n            =    number of years
         ERV          =    ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. In calculating the ending redeemable value, the maximum 1-1/2% initial sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

         The Funds may also from time to time include in Performance Advertisements total return figures that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Funds calculate Non-Standardized Return for a specified period of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value. Percentage rates of return are then determined by subtracting the value of the investment at the beginning of the period from the ending value and by dividing the remainder by the beginning value. The initial sales charge is not taken into account in calculating Non-Standardized Return; the inclusion of this charge would reduce return.

Yield
-----

         Yield used in Performance Advertisements for the Treasuries Trust is calculated by dividing its interest income for a 30-day period ("Period"), net of expenses by the average number of shares of such class entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the Period. Yield quotations are calculated according to the following formula:


                                       6
         YIELD    =        2[( a-b + 1)  - 1]
                               ----
                                cd
where:   a        =  dividends and interest earned during the Period
         b        =  expenses accrued for the Period (net of reimbursements)
         c        =  the average daily number of shares outstanding during the
                     Period that were entitled to receive dividends
         d        =  the maximum offering price per share on the last day
                     of the Period.

         Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), the Treasuries Trust calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Treasuries Trust, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. In calculating the maximum offering price per share at the end of the Period (variable (d) in the above formula) the maximum 1-1/2% initial sales charge is included.

Other Information
-----------------

         In connection with communicating a Fund's performance information to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or other unmanaged indexes that may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.

                                TAXATION
                                --------

         In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, a Fund -- each Fund being treated as a separate corporation for these purposes -- must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain, if any) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities and securities of other RICs) of any one issuer.

         Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund either directly from U.S. corporations (excluding RICs, among others) or indirectly from such corporations through underlying funds in which it invests. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. It is not anticipated that any part of the distributions by the Treasuries Trust (which invests exclusively in debt securities and thus receives no dividend income) will be eligible for this deduction.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Under certain circumstances, a sales charge incurred by the Multiple Index Trust on the acquisition of an underlying fund's shares may not be taken into account in determining the gain or loss on the disposition of those shares.

Generally, a redemption of an underlying fund's shares will result in taxable gain or loss to the Multiple Index Trust, depending on whether the redemption proceeds are more or less than the Multiple Index Trust's adjusted basis for the redeemed shares (which normally includes any sales charge paid); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if the Multiple Index Trust disposes of an underlying fund's shares ("A shares") within 90 days after its purchase thereof and subsequently acquires shares of another underlying fund on which a sales charge normally is imposed or of the same fund ("B shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the A shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when the A shares were acquired and (2) that amount will increase the adjusted basis of the B shares that were subsequently acquired.

         The Treasuries Trust may acquire zero coupon securities or other securities issued with original issue discount ("OID") such as "stripped" U.S. Treasury securities. As the holder of those securities, that Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Treasuries Trust may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of portfolio securities, if necessary. That Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce that Fund's ability to sell other securities held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
               -------------------------------------------------

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the custodian for the Funds. Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, is the Trust's transfer and dividend disbursing agent.

                             INDEPENDENT ACCOUNTANTS
                             -----------------------

         Coopers & Lybrand L.L.P., 217 E. Redwood Street, Baltimore, Maryland 21202-3316, was appointed by the trustees to serve as the Trust's independent certified public accountants, providing professional services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and semi-annual reports, including semi-annual financial statements and (3) preparation of the federal income tax returns filed on behalf of the Funds.

                                OTHER INFORMATION
                                -----------------

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that no shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, omissions, obligations or affairs of the Trust. It also states that every written obligation, contract, instrument, certificate, share, other security of the Trust or undertaking made or issued by the Trustees may recite, in substance, that the same is executed or made by them not individually, but as Trustees under the Declaration of Trust, and that the obligations of the Trust under any such instrument are not binding upon any of the Trust's Trustees or shareholders individually, but bind only the Trust estate, and may contain any further recital which they or he may deem applicable, but the omission of such recital shall not operate to bind the Trustees or shareholders individually.

         The Declaration of Trust further provides that the Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses responsibility incurred by him in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

         The Prospectus for each Fund and this Statement of Additional Information do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained in the Funds' Prospectuses and this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX
                                    --------

                        DESCRIPTION OF COMMERCIAL PAPER
                                AND BOND RATINGS

Description of Moody's Investors Service, Inc.("Moody's")Short-Term Debt Ratings

         Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Ratings Services ("S&P")Commercial
Paper Ratings

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Long-Term Debt Ratings

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.

Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of S&P Corporate Debt Ratings

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI. The rating CI is reserved for income bonds on which no interest is being paid; D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

                          PART C.  OTHER INFORMATION
                          -------  -----------------

Item 25.  Financial Statements and Exhibits
--------  ---------------------------------

(a)      Financial Statements:

         Included in Part A of this Registration Statement--Multiple Index Trust and Treasuries Trust:
                  Not Applicable.

         Included in Part B of this Registration Statement--Multiple Index Trust and Treasuries Trust:
                  Not Applicable.

 (B)     Exhibits
         --------
         (1)   Declaration of Trust1/
         (2)   (a)  By-Laws of the Trust1/
         (3)   (b)  Amendment dated September 16, 1988 to the By-Laws of the
                    Trust1/
         (3)   Voting  Trust  Agreement - Not  Applicable
         (4) Instrument defining the rights of holders of the Registrant's shares of beneficial interest1/
         (5)   (a)  Investment  Advisory and  Administrative  Services
                    Agreement for Growth Fund, Capital Income Fund
                    and T-1 Treasury Trust1/
               (b) Investment Advisory and Administrative Services Agreement for Yorktown Classic Value Trust and Yorktown Value Income Trust1/
               (c) Investment Advisory and Administrative Services Agreement for Multiple Index Trust and Treasuries Trust (to be filed)
         (6)   (a)  Distribution Agreement for Growth Fund, Capital Income Fund
                    and T-1 Treasury Trust1/
               (b) Distribution Agreement for Yorktown Classic Value Trust and Yorktown Value Income Trust1/
               (c) Distribution Agreement for Multiple Index Trust and Treasuries Trust (to be filed)
         (7) Bonus, Profit-Sharing, Pension or Other Similar Contracts - Not Applicable
         (8)   (a)  Custodian Agreement for Growth Fund, Capital Income Fund and
                    T-1 Treasury Trust2/
               (b)  Custodian Agreement for Yorktown Classic Value Trust1/
               (c) Custodian Agreement for Multiple Index Trust and Treasuries Trust (to be filed)
         (9)   Transfer and Dividend Disbursing Agency Agreement1/
         (10)  (a)  Opinion and Consent of Counsel1/
               (b) Opinion and Consent of Counsel regarding Yorktown Classic Value Trust and Yorktown Value Income Trust1/
         (11)  (a)  Consent of Independent Accountants regarding Growth Fund,
                    Capital Income Fund, T-1 Treasury Trust and Yorktown Classic Value Trust1/
               (b) Consent of Independent Accountants regarding Yorktown Value Income Trust1/
___________________

1/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 30, 1996.

2/ Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 30, 1996.

               (c) Report of Independent Accountants regarding Yorktown Value Income Trust1/
         (12)  Financial Statements Omitted from Item 23 - Not Applicable
         (13)  Initial Capitalization Agreements1/
         (14)  Prototype for Retirement Plans - Not Applicable
         (15)  (a)  Rule 12b-1 Plan for Growth Fund, Capital Income Fund and T-1
                    Treasury Trust1/
               (b) Rule 12b-1 Plan for Yorktown Classic Value Trust and Yorktown Value Income Trust1/
               (c)  Form of Subdistribution Agreement
         (16) Performance Information for Growth Fund, T-1 Treasury Trust, Capital Income Fund and Yorktown Classic Value Trust1/
         (17)  Financial Data Schedule1/
         (18)  Rule 18f-3 Plan - Not Applicable

Item 26.  Persons Controlled By Or Under Common Control With Registrant
--------  -------------------------------------------------------------

None

Item 27.  Number Of Holders of Securities
--------  -------------------------------

                                              Number of Record Shareholders
Title of Class                                    as of December 31, 1996
--------------                                 --------------------------

Shares of Beneficial Interest of the:
         Growth Fund...................................................  4,221
         T-1 Treasury Trust.............................................   552
         Capital Income Fund............................................   472
         Yorktown Classic Value Trust...................................   316
         Yorktown Value Income Trust....................................     1
         Treasuries Trust...............................................     0
         Multiple Index Trust...........................................     0

Item 28.  Indemnification
--------  ---------------

         Section 5.1 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust as such shall be subject to any personal liability whatsoever to any person in connection with Trust Property or the affairs of the Trust, save only that to which they would be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of their reckless disregard of their obligations and duties with respect to such person; and all persons shall look solely to the Trust Property for satisfaction of claims of any nature arising directly or indirectly in connection with the affairs of the Trust. Section 5.1 also provides that if any Trustee, officer, employee or agent, as such, of the Trust is made party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.

         Section 5.2 of Article V of the Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of Trust), except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Paragraph (a) of Article VI of the By-Laws indemnifies Trustees or officers of the Trust against losses sustained in a legal action by virtue of such person's position with the Trust. Such person must have been acting in good faith and in a manner which the person reasonably believed to be in, or not opposed to, the best interests of the Trust, and in the case of a criminal proceeding, not unlawful.

         The provisions of paragraph (a) do not cover losses sustained in actions brought by or on behalf of the Trust. The provisions of paragraph (b) are similar to those of paragraph (a) but cover losses sustained in actions brought by or in the right of the Trust itself. The required standard of conduct is the same, except that no indemnification may be made if the indemnitee is adjudged liable of negligence or misconduct unless a court determines the indemnitee is entitled to indemnification.

         Paragraph (c) of Article VI allows a Trustee or officer to be indemnified against expenses actually and reasonably incurred without a determination as to the standard of conduct required in paragraphs (a) and (b) if the indemnitee is successful on the merits of an action. Paragraph (d) provides that if such a determination is necessary, it must be made either by a majority vote of Trustees who were disinterested and not parties to the action or by independent legal counsel.

         Paragraph (e) of Article VI provides that expenses in defending an action may be paid in advance if the prospective indemnitee undertakes to repay the expenses if he or she is not found to be entitled to indemnification. A majority of disinterested, non-party Trustees or independent legal counsel must determine that there is reason to believe that the prospective indemnitee ultimately will be found entitled to indemnification before such payment may be made.

         Paragraph  (f) of Article VI provides  that agents and employees of the
Trust  who  are  not  Trustees  or  officers  may  be   indemnified   under  the
above-mentioned standards at the discretion of the Board.

         Paragraph (g) of Article VI provides that indemnification pursuant to that Article is not exclusive of other rights, continues as to a person who has ceased to be a Trustee or officer and inures to heirs, executors and administrators of such a Person.

         Paragraph (h) of Article VI provides that "nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office."

         Paragraph (i) of Article VI provides that the Trust may purchase insurance for any persons against liability but that "insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission."

         Paragraph 9 of the Investment Advisory and Administrative Services Agreement dated December 28, 1990, provides that except as may be determined by applicable legal standards, Yorktown Management & Research Company, Inc. ("Adviser") shall have no liability to the Trust, or its shareholders or creditors, for any error in business judgment, or for any loss arising out of any investment, or for any other act or omission in performance of its obligations to the Trust pursuant to the Agreement except (1) for actions and omissions constituting violations of the Investment Company Act of 1940 ("1940 Act"), the Securities Act of 1933 ("1933 Act") or other federal securities laws,
(2) in circumstances where the Adviser has failed to conform to reasonable business standards, and (3) by reason of its willful misfeasance, bad faith or reckless disregard of its duties and obligations.

         Paragraph 9 of the Investment Advisory and Administrative Services Agreement dated October 1, 1992, provides that the Adviser not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the trust or to the security holders of the Trust to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder. No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or Investors, from liability in violation of Section 17(h), 17(i), or 36(b) of the 1940 Act.

         Paragraph 15 of the Distribution Agreements dated December 28, 1990 and October 1, 1992, respectively, provides that Yorktown Distributors, Inc. shall not incur liability to the Trust or any third party and shall be indemnified and held harmless by the Trust from and against all taxes (except for such taxes as may be assessed against it in its corporate capacity arising out of its compensation hereunder), charges, expenses, assessments, losses, claims and liabilities (including counsel fees) incurred or assessed against it in connection with the good faith performance of this Agreement, except as such may arise from (a) its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or (b) expenses incurred pursuant to this Agreement.

         Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Business And Other Connections Of Investment Adviser
--------  ----------------------------------------------------

         Information regarding the officers and directors of the Trust's Adviser, Yorktown Management & Research Company, Inc. is included in its Form ADV filed on March 25, 1996 with the Securities and Exchange Commission (registration number 801-23441) and is incorporated herein by reference.

Item 30.  Principal Underwriters
--------  ----------------------

         Yorktown Distributors, Inc. is the distributor of the Trust's shares and does not act as a principal underwriter, depositor or investment adviser for any other investment company at this time. The information set forth below is furnished for those directors or officers of Yorktown Distributors, Inc. who also serve as trustees or officers of the Trust.

                            Positions and              Positions and
Name and Principal          Offices with               Offices with
 Business Address            Underwriter                Registrant
 ----------------            -----------                ----------

David D. Basten             Director and President     Trustee and
2303 Yorktown Avenue
Lynchburg, VA 24501

Louis B. Basten III         Director and Secretary/   Trustee and Secretary/
2303 Yorktown Avenue        Treasurer                 Treasurer
Lynchburg, VA 24501

Charles D. Foster           Chief Financial Officer    Chief Financial Officer
2303 Yorktown Avenue
Lynchburg, VA 24501

Item 31.  Location of Accounts and Records
--------  --------------------------------

         With the exceptions noted below, Yorktown Management & Research Company, Inc. (2303 Yorktown Avenue, Lynchburg, Virginia 24501) maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 ("1940 Act") and the rules promulgated thereunder.

         Yorktown Distributors, Inc. (2303 Yorktown Avenue, Lynchburg, Virginia 24501) maintains the books, accounts and records required to be maintained pursuant to Rule 31(a)-1(d) under the 1940 Act.

         Fund Services, Inc. (1500 Forest Avenue, Suite 111, Richmond, Virginia 23229), the Fund's transfer and dividend disbursing agent, maintains the books, records and accounts required to be maintained pursuant to Rule 31a-1(b)(2)(iv) under the 1940 Act.

Item 32.  Management Services
--------  -------------------

         None

Item 33.  Undertakings
--------  ------------

         None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Pension Investors Trust, has duly caused the Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized in the City of Lynchburg, and Commonwealth of Virginia on the 22nd day of January, 1997.

                                  AMERICAN PENSION INVESTORS TRUST



                                  By: /s/ David D. Basten
                                  ----------------------------
                                    David D. Basten, President

         Pursuant to the requirements of the Securities Act of 1993, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE                     DATE
        ---------                       -----                     ----

/s/ David D. Basten               Trustee and President          1/22/97
---------------------------
David D. Basten               (Principal Executive Officer)

/s/ Louis B. Basten III                  Trustee                 1/22/97
---------------------------
Louis B. Basten III

/s/ Mark A. Bore                         Trustee                 1/22/97
---------------------------
Mark A. Borel

/s/Stephen B. Cox                        Trustee                 1/22/97
----------------------------
Stephen B. Cox

/s/ Edgar Dawson III                     Trustee                 1/22/97
----------------------------
G. Edgar Dawson III

/s/ Wayne C. Johnson                     Trustee                 1/22/97
----------------------------
Wayne C. Johnson

/s/ Charles D. Foster            Chief Financial Officer         1/22/97
----------------------------
Charles D. Foster

                        AMERICAN PENSION INVESTORS TRUST
                                  EXHIBIT INDEX
                                  -------------


Exhibit
Number                                                                                                Page
------                                                                                                ----

(1)      Declaration of Trust1/
(2)      (a)      By-Laws of the Trust
         (b)      Amendment dated September 16, 1988 to the By-Laws of the Trust
(3)      Voting Trust  Agreement - Not  Applicable
(4)      Instrument defining the rights of holders of the Registrant's shares of beneficial interest
(5)      (a)      Investment   Advisory   and   Administrative Services Agreement
                  for Growth Fund, Capital Income Fund and T-1 Treasury Trust
         (b)      Investment Advisory and Administrative Services Agreement for Yorktown Classic
                  Value Trust and Yorktown Value Income Trust
         (c)      Investment Advisory and Administrative Services Agreement for Multiple Index Trust
                  and Treasuries Trust (to be filed)
(6)      (a)      Distribution Agreement for Growth Fund, Capital Income Fund and T-1 Treasury Trust
         (b)      Distribution Agreement for Yorktown Classic Value Trust and Yorktown Value Income
                  Trust
         (c)      Distribution Agreement for Multiple Index Trust and Treasuries Trust (to be filed)
(7)      Bonus, Profit-Sharing, Pension or Other Similar Contracts - Not Applicable
(8)      (a)      Custodian Agreement for Growth Fund, Capital Income Fund and T-1 Treasury Trust
         (b)      Custodian Agreement for Yorktown Classic Value Trust
         (c)      Custodian Agreement for Multiple Index Trust and Treasuries Trust (to be filed)
(9)      Transfer and Dividend Disbursing Agency Agreement
(10)     (a)      Opinion and Consent of Counsel
         (b)      Opinion and Consent of Counsel regarding Yorktown Classic Value Trust and Yorktown
                  Value Income Trust
(11)     (a)      Consent of Independent Accountants regarding Growth Fund, Capital Income Fund, T-1
                  Treasury Trust and Yorktown Classic Value Trust
         (b)      Consent of Independent Accountants regarding Yorktown Value Income Trust
(12)     Financial Statements Omitted from Item 23 - Not Applicable
(13)     Initial Capitalization Agreements
(14)     Prototype for Retirement Plans - Not Applicable
(15)     (a)      Rule 12b-1 Plan for Growth Fund, Capital Income Fund and T-1 Treasury Trust
         (b)      Rule 12b-1 Plan for Yorktown Classic Value Trust and Yorktown Value Income Trust
         (c)      Form of Subdistribution Agreement
(16)     Performance Information for Growth Fund, T-1 Treasury Trust, Capital Income Fund and
         Yorktown Classic Value Trust
(17)     Financial Data Schedule
(18)     Rule 18f-3 Plan - Not Applicable


